Share Based Payment - Schedule of Performance Stock Units (Details) - PSUs [Member]	12 Months Ended
Dec. 31, 2025 shares
Share units granted:
Grant Date	December 13, 2025
Vesting Date	December 6, 2027
Number of units granted	323,777,000